                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                SCUDDER GATEWAY ELITE VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Elite Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Scudder Gateway Elite
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    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

                                       2
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We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

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                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                    $35 per year              $30 per year (deducted
                                                                        monthly)
                               Also deducted upon surrender
                                 and waived if Accumulated     Waived if Contract Value(2)
                                Value(1) is $50,000 or more        is $50,000 or more.
                                or for contracts issued to
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

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                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Scudder VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

        DEATH BENEFIT                   SCUDDER VA                     HORIZON VA
        -------------                   ----------                     ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Scudder VA contract):          adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant
under the Scudder VA           1.  Accumulated Value
contract):                         increased by any positive
                                   market value adjustment;

                               2.  Gross purchase payments
                                   accumulated daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means

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that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Scudder VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 50-200% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Scudder VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

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         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

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         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers may only be made   - Transfers in excess of
                                 to or among up to 17         $250,000 per contract, per
                                 subaccounts and the DWS        day, must be requested
                                 Money Market VIP subaccount    through U.S. mail.
                                 at any one time.
                                                              - Transfers into and out of
                               - Transfers to and from the    one subaccount in excess of
                                 fixed account are subject      $50,000, per day, may need
                                 to certain restrictions.       to be requested through
                                                                U.S. mail.
                               - Transfers in excess of 12    - Transfers may be limited to
                               per Contract Year may be       12 per contract year.
                                 assessed of $25 charge per
                                 transfer.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 15% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

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
MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the DWS Core
                               Fixed Income VIP, DWS Growth
                               and Income VIP, DWS Balanced
                                VIP, and DWS Blue Chip VIP
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                SCUDDER GATEWAY PLUS VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Plus Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Scudder Gateway Plus

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 4% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Scudder VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

                 SCUDDER VA                                     HORIZON VA
                 ----------                                     ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Scudder VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Scudder VA contract.

The Scudder VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of:
(1) 50-200% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Scudder VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 4%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of       - Transfers in excess of
                               12 per Contract Year may be    $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.
                               - Transfers to and from the
                                 fixed account are subject    - Transfers into and out of
                                 to certain restrictions.     one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
               SCUDDER GATEWAY ADVISOR VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Advisor Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, and premium taxes that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Scudder Gateway Advisor

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge).

       - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

       - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, AND PREMIUM TAXES THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               None                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                               Value(1) is $75,000 or more.    Waived if Contract Value(2)
                                                                   is $50,000 or more.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Scudder VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

                 SCUDDER VA                                        HORIZON VA
                 ----------                                        ----------
Greater of:                                    Contract Value, less any applicable premium taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Scudder VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date and before his or her 90th birthday. This amount is equal to the greatest of:
  (a) the Accumulated Value increased by any positive market value adjustment;
  (b) gross purchase payments accumulated daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the highest Accumulated Value on any prior contract anniversary, increased for any positive market value adjustment and subsequent purchase payments and decreased proportionately for subsequent withdrawals. (After the owner's 90th birthday, a reduced amount may be paid.)

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that an owner dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 50-200% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA contract may choose to receive a series of systematic withdrawals pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of       - Transfers in excess of
                               12 per Contract Year may be    $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.
                               - Transfers may only be made
                                 to or among up to            - Transfers into and out of
                                 17 subaccounts and the DWS   one subaccount in excess of
                                 Money Market VIP Subaccount    $50,000, per day, may need
                                 at any one time.               to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT                      N/A                            N/A

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                                       withdrawals)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the DWS Core
                               Fixed Income VIP, DWS Growth
                               and Income VIP, DWS Balanced
                                 VIP and DWS Blue Chip VIP
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
               SCUDDER GATEWAY CUSTOM VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Custom Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Scudder Gateway Custom

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                    $35 per year              $30 per year (deducted
                                                                        monthly)
                               Also deducted upon surrender
                                 and waived if Accumulated     Waived if Contract Value(2)
                                Value(1) is $50,000 or more        is $50,000 or more.
                                or for contracts issued to
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              0.95% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Scudder VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals) if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

        DEATH BENEFIT                   SCUDDER VA                     HORIZON VA
        -------------                   ----------                     ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Scudder VA contract):          adjustment.

Death of Annuitant (including  Greater of:                    No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Scudder VA               increased by any positive
contract):                         market value adjustment;
                                   or

                               2.  Gross purchase payments
                                   decreased proportionately
                                   to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Scudder VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that the annuitant dies prior to the annuity date. This amount is equal to the greatest of: (a) the Accumulated Value increased by any positive market value adjustment; (b) gross purchase payments accumulated daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent purchase payments and decreased proportionately for subsequent withdrawals.

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that the annuitant dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 50-200% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own either or both of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

OTHER OPTIONAL RIDERS. The Scudder VA contract also offers the following optional riders, each for an additional charge:

- The Optional Living Benefits Rider, which provides for the waiver of surrender charges if the owner is confined to a medical care facility or hospice or is diagnosed with a fatal illness, subject to certain conditions.

- The Optional Disability Rider, which provides for the waiver of surrender charges if the owner is physically disabled before attaining age 65, subject to certain conditions.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the

Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers may only be made   - Transfers in excess of
                                 to or among up to            $250,000 per contract, per
                                 17 subaccounts and the DWS     day, must be requested
                                 Money Market VIP subaccount    through U.S. mail.
                                 at any one time.
                               - Transfers in excess of       - Transfers into and out of
                               12 per Contract Year may be    one subaccount in excess of
                                 assessed of $25 charge per     $50,000, per day, may need
                                 transfer.                      to be requested through
                                                                U.S. mail.
                               - Transfers to and from the
                                 fixed account are subject    - Transfers may be limited to
                                 to certain restrictions.     12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                               greater of 15% of Accumulated
                                  Value (reduced by prior
                               withdrawals made in the same
                                 calendar year to which no
                               surrender charge was applied)
                                or amounts calculated under
                                    the life expectancy
                               distribution ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                                       withdrawals)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the DWS Core
                               Fixed Income VIP, DWS Growth
                               and Income VIP, DWS Balanced
                                 VIP and DWS Blue Chip VIP
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUS DATED JULY 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                  PIONEER VISION 2 VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Pioneer Vision 2 Variable Annuity ("Pioneer VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Pioneer VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Pioneer VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Pioneer VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Pioneer VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Pioneer VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Pioneer VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Pioneer VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Pioneer Vision 2

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Pioneer VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Pioneer VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE PIONEER VA CONTRACT.

      FEES AND CHARGES                  PIONEER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.74% to 1.52% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Pioneer VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Pioneer VA contract provides a guaranteed minimum death benefit:

- Under the Pioneer VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Pioneer VA and Horizon VA death benefits:

        DEATH BENEFIT                   PIONEER VA                     HORIZON VA
        -------------                   ----------                     ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Pioneer VA contract):          adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Pioneer VA               increased by any positive
contract):                         market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Pioneer VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Pioneer VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Pioneer VA contract, and may be less than the amount of total purchase payments you made under the Pioneer VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Pioneer VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Pioneer VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-80% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Pioneer VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Pioneer VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Pioneer VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Pioneer VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Pioneer VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Pioneer VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Pioneer VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Pioneer VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Pioneer VA contract.

          APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of 12    - Transfers in excess of
                               per Contract Year may be       $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.

                               - Transfers to and from the    - Transfers into and out of
                                 fixed account are subject    one subaccount in excess of
                                 to certain restrictions.       $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 15% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Pioneer
                                Fund VCT Portfolio, Pioneer
                                Independence VCT Portfolio,
                               Pioneer International Growth
                                VCT Portfolio, and Pioneer
                                    Bond VCT Portfolio
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Pioneer VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Pioneer VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Pioneer VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Pioneer VA contracts were issued and the Pioneer VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Pioneer VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Pioneer VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Pioneer VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Pioneer VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Pioneer VA and Horizon VA contracts, and transactions under the Pioneer VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                  PIONEER C-VISION VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Pioneer C-Vision Variable Annuity ("Pioneer VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Pioneer VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Pioneer VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Pioneer VA contract (although we will waive any annual contract fee, negative market value adjustment, and premium taxes that would otherwise be applicable). We will consider your Accumulated Value in the Pioneer VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Pioneer VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Pioneer VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Pioneer VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Pioneer C-Vision

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Pioneer VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Pioneer VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, AND PREMIUM TAXES THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE PIONEER VA CONTRACT.

      FEES AND CHARGES                  PIONEER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               None                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                               Value(1) is $75,000 or more.    Waived if Contract Value(2)
                                                                   is $50,000 or more.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.74% to 1.52% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Pioneer VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Pioneer VA contract provides a guaranteed minimum death benefit:

- Under the Pioneer VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Pioneer VA and Horizon VA death benefits:

                 PIONEER VA                                      HORIZON VA
                 ----------                                      ----------
Greater of:                                     Contract Value, less any applicable premium
                                                taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Pioneer VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Pioneer VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Pioneer VA contract, and may be less than the amount of total purchase payments you made under the Pioneer VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Pioneer VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Pioneer VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date and before his or her 90th birthday. This amount is equal to the greatest of:
  (a) the Accumulated Value increased by any positive market value adjustment;
  (b) gross purchase payments compounded daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the highest Accumulated Value on any prior contract anniversary, increased for any positive market value adjustment and subsequent purchase payments and decreased proportionately for subsequent withdrawals. (After the owner's 90th birthday, a reduced amount may be paid.)

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that an owner dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 25-80% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Pioneer VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Pioneer VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Pioneer VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Pioneer VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Pioneer VA contract may choose to receive a series of systematic withdrawals pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Pioneer VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Pioneer VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Pioneer VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Pioneer VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfer may only be made    - Transfers in excess of
                               to or among up to 17           $250,000 per contract, per
                                 subaccounts and the Pioneer    day, must be requested
                                 Money Market VCT Portfolio     through U.S. mail.
                                 subaccount at any one time.
                                                              - Transfers into and out of
                               - Transfers in excess of 12    one subaccount in excess of
                               per Contract Year may be         $50,000, per day, may need
                                 assessed of $25 charge per     to be requested through
                                 transfer.                      U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT                      N/A                            N/A

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

BUILD WITH INTEREST AND          Ensures that if an owner                  N/A
GROWTH PROGRAM                 allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                             6                               5
                                 Variable annuity payment
                                 options permitted only if      Variable annuity payment
                                funded through the Pioneer       options not available.
                                Fund VCT Portfolio, Pioneer
                               Growth Shares VCT Portfolio,
                               Pioneer International Growth
                                  VCT Portfolio, and the
                                  Pioneer Bond Income VCT
                                  Portfolio subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Pioneer VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Pioneer VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Pioneer VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Pioneer VA contracts were issued and the Pioneer VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Pioneer VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Pioneer VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Pioneer VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Pioneer VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Pioneer VA and Horizon VA contracts, and transactions under the Pioneer VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                 PIONEER XTRAVISION VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Pioneer XtraVision Variable Annuity ("Pioneer VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Pioneer VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Pioneer VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Pioneer VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Pioneer VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Pioneer VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Pioneer VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Pioneer VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Pioneer XtraVision

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 4% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Payment Credits (Bonuses), Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Pioneer VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Pioneer VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE PIONEER VA CONTRACT.

      FEES AND CHARGES                  PIONEER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.74% to 1.52% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Pioneer VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Pioneer VA contract provides a guaranteed minimum death benefit:

- Under the Pioneer VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Pioneer VA and Horizon VA death benefits:

                 PIONEER VA                                     HORIZON VA
                 ----------                                     ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Pioneer VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Pioneer VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Pioneer VA contract, and may be less than the amount of total purchase payments you made under the Pioneer VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Pioneer VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Pioneer VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Pioneer VA contract.

The Pioneer VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of:
(1) 25-80% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Pioneer VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Pioneer VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Pioneer VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Pioneer VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Pioneer VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Pioneer VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 4%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Pioneer VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Pioneer VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Pioneer VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Pioneer VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of       - Transfers in excess of
                               12 per Contract Year may be    $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.

                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

BUILD WITH INTEREST AND          Ensures that if an owner                  N/A
GROWTH PROGRAM                 allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Pioneer VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Pioneer VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Pioneer VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Pioneer VA contracts were issued and the Pioneer VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Pioneer VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Pioneer VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Pioneer VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Pioneer VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Pioneer VA and Horizon VA contracts, and transactions under the Pioneer VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
               DELAWARE MEDALLION III VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Delaware Medallion III Variable Annuity ("Delaware VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Delaware VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Delaware VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Delaware VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Delaware VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Delaware VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Delaware VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Delaware VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Delaware Medallion III

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features,

PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Delaware VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Delaware VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE DELAWARE VA CONTRACT.

FEES AND CHARGES                        DELAWARE VA                    HORIZON VA
----------------                        -----------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.67% to 1.76% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------
(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

Under the Delaware VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Delaware VA contract provides a guaranteed minimum death benefit:

- Under the Delaware VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Delaware VA and Horizon VA death benefits:

        DEATH BENEFIT                   DELAWARE VA                    HORIZON VA
        -------------                   -----------                    ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Delaware VA contract):         adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Delaware VA              increased by any positive
contract):                         market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Delaware VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Delaware VA contract at the time of the exchange. Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Delaware VA contract, and may be less than the amount of total purchase payments you made under the Delaware VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Delaware VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Delaware VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Delaware VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Delaware VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Delaware VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Delaware VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Delaware VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Delaware VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Delaware VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              DELAWARE VA                    HORIZON VA
  ------------------------              -----------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers may only be made   - Transfers in excess of
                                 to or among up to 17         $250,000 per contract, per
                                 subaccounts and the            day, must be requested
                                 Delaware VIP Cash Reserve      through U.S. mail.
                                 Series subaccount at any
                                 one time.                    - Transfers into and out of
                               - Transfers in excess of 12    one subaccount in excess of
                               per Contract Year may be         $50,000, per day, may need
                                 assessed of $25 charge per     to be requested through
                                 transfer.                      U.S. mail.

                               - Transfers to and from the    - Transfers may be limited to
                                 fixed account are subject    12 per contract year.
                                 to certain restrictions.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 15% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied ), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Delaware
                               VIP Balanced Series, Delaware
                               VIP Capital Reserves Series,
                                and Delaware VIP Large Cap
                                 Value Series subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Delaware VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Delaware VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Delaware VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Delaware VA contracts were issued and the Delaware VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Delaware VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Delaware VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Delaware VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Delaware VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Delaware VA and Horizon VA contracts, and transactions under the Delaware VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
              DELAWARE GOLDEN MEDALLION VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Delaware Golden Medallion Variable Annuity ("Delaware VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Delaware VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Delaware VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Delaware VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Delaware VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Delaware VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Delaware VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Delaware VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS

Delaware Golden Medallion

    THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 4% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Payments Credits (Bonuses), Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Delaware VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Delaware VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE DELAWARE VA CONTRACT.

      FEES AND CHARGES                  DELAWARE VA                    HORIZON VA
      ----------------                  -----------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.67% to 1.76% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Delaware VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Delaware VA contract provides a guaranteed minimum death benefit:

- Under the Delaware VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Delaware VA and Horizon VA death benefits:

                 DELAWARE VA                                    HORIZON VA
                 -----------                                    ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Delaware VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Delaware VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Delaware VA contract, and may be less than the amount of total purchase payments you made under the Delaware VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Delaware VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Delaware VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in the prospectus for the Delaware VA contract.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Delaware VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Delaware VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Delaware VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Delaware VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Delaware VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Delaware VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 4%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Delaware VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Delaware VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Delaware VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Delaware VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              DELAWARE VA                    HORIZON VA
  ------------------------              -----------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of 12    - Transfers in excess of
                               per Contract Year may be       $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.

                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Delaware VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Delaware VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Delaware VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Delaware VA contracts were issued and the Delaware VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Delaware VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Delaware VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Delaware VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Delaware VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Delaware VA and Horizon VA contracts, and transactions under the Delaware VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                 SELECT RESOURCE II VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Resource II Variable Annuity ("Select II VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select II VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT II VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR SELECT II VA DEATH BENEFIT IS GREATER THAN YOUR SELECT II VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select II VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select II VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Select II VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select II VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select II VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select II VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Select Resource II

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select II VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select II VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT II VA CONTRACT.

      FEES AND CHARGES                 SELECT II VA                    HORIZON VA
      ----------------                 ------------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               6.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Select II VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select II VA contract provides a guaranteed minimum death benefit:

- Under the Select II VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select II VA and Horizon VA death benefits:

        DEATH BENEFIT                  SELECT II VA                    HORIZON VA
        -------------                  ------------                    ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Select II VA contract):        adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Select II VA             increased by any positive
contract):                         market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT II VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT II VA DEATH BENEFIT IS GREATER THAN YOUR SELECT II VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select II VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select II VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select II VA contract, and may be less than the amount of total purchase payments you made under the Select II VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select II VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Select II VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Select II VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Select II VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Select II VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select II VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select II VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select II VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select II VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select II VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select II VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES             SELECT II VA                    HORIZON VA
  ------------------------             ------------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers may only be made   - Transfers in excess of
                                 to or among up to            $250,000 per contract, per
                                 17 subaccounts and the         day, must be requested
                                 Goldman Sachs Money Market     through U.S. mail.
                                 Fund subaccount at any one
                                 time.                        - Transfers into and out of
                               - Transfers in excess of 12    one subaccount in excess of
                               per Contract Year may be         $50,000, per day, may need
                                 assessed of $25 charge per     to be requested through
                                 transfer.                      U.S. mail.

                               - Transfers to and from the    - Transfers may be limited to
                                 fixed account are subject    12 per contract year.
                                 to certain restrictions.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 10% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Goldman
                                 Sachs Equity Index Fund,
                               Goldman Sachs Structured U.S.
                                Equity Fund, Goldman Sachs
                                 Capital Growth Fund, and
                                Goldman Sachs Money Market
                                     Fund subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select II VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select II VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select II VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select II VA contracts were issued and the Select II VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select II VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select II VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select II VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select II VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select II VA and Horizon VA contracts contract, and transactions under the Select II VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUS DATED JULY 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                   SELECT CHARTER VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Charter Variable Annuity ("Select Charter VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select Charter VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT CHARTER VA
             CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT CHARTER VA DEATH BENEFIT IS GREATER THAN YOUR SELECT CHARTER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select Charter VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select Charter VA contract (although we will waive any annual contract fee, negative market value adjustment, and premium taxes that would otherwise be applicable). We will consider your Accumulated Value in the Select Charter VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select Charter VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select Charter VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select Charter VA contract, and (3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Select Charter

You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

- You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge).

       - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

       - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select Charter VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select Charter VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, AND PREMIUM TAXES THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT CHARTER VA CONTRACT.

      FEES AND CHARGES               SELECT CHARTER VA                 HORIZON VA
      ----------------               -----------------                 ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               None                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                               Value(1) is $75,000 or more.    Waived if Contract Value(2)
                                                                   is $50,000 or more.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Select Charter VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select Charter VA contract provides a guaranteed minimum death benefit:

- Under the Select Charter VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select Charter VA and Horizon VA death benefits:

              SELECT CHARTER VA                                  HORIZON VA
              -----------------                                  ----------
Greater of:                                     Contract Value, less any applicable premium
                                                taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT CHARTER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT CHARTER VA DEATH BENEFIT IS GREATER THAN YOUR SELECT CHARTER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select Charter VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select Charter VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select Charter VA contract, and may be less than the amount of total purchase payments you made under the Select Charter VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select Charter VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Select Charter VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date and before his or her 90th birthday. This amount is equal to the greatest of:
  (a) the Accumulated Value increased by any positive market value adjustment;
  (b) gross purchase payments compounded daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the highest Accumulated Value on any prior contract anniversary, increased for any positive market value adjustment and subsequent purchase payments and decreased proportionately for subsequent withdrawals. (After the owner's 90th birthday, a reduced amount may be paid.)

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that an owner dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Select Charter VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SELECT CHARTER VA DEATH BENEFIT IS GREATER THAN YOUR SELECT CHARTER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Select Charter VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Select Charter VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select Charter VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select Charter VA contract may choose to receive a series of systematic withdrawals pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select Charter VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select Charter VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select Charter VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select Charter VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES           SELECT CHARTER VA                 HORIZON VA
  ------------------------           -----------------                 ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers may only be made   - Transfers in excess of
                                 to or among up to 17         $250,000 per contract, per
                                 subaccounts and the Goldman    day, must be requested
                                 Sachs Money Market Fund        through U.S. mail.
                                 subaccount at any one time.
                                                              - Transfers into and out of
                               - Transfers in excess of 12    one subaccount in excess of
                               per Contract Year may be         $50,000, per day, may need
                                 assessed of $25 charge per     to be requested through
                                 transfer.                      U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT                      N/A                            N/A

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Goldman
                                 Sachs Equity Index Fund,
                               Goldman Sachs Structured U.S.
                                Equity Fund, Goldman Sachs
                                 Capital Growth Fund, and
                                Goldman Sachs Money Market
                                     Fund subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select Charter VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select Charter VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select Charter VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select Charter VA contracts were issued and the Select Charter VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select Charter VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select Charter VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select Charter VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select Charter VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select Charter VA and Horizon VA contracts, and transactions under the Select Charter VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                    SELECT REWARD VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Reward Variable Annuity ("Select Reward VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select Reward VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT REWARD VA
             CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT REWARD VA DEATH BENEFIT IS GREATER THAN YOUR SELECT REWARD VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select Reward VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select Reward VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Select Reward VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select Reward VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select Reward VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select Reward VA contract, and (3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Select Reward

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 5% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Payment Credits (Bonuses), Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select Reward VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select Reward VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT REWARD VA CONTRACT.

      FEES AND CHARGES               SELECT REWARD VA                  HORIZON VA
      ----------------               ----------------                  ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Select Reward VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select Reward VA contract provides a guaranteed minimum death benefit:

- Under the Select Reward VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select Reward VA and Horizon VA death benefits:

              SELECT REWARD VA                                  HORIZON VA
              ----------------                                  ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT REWARD VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT REWARD VA DEATH BENEFIT IS GREATER THAN YOUR SELECT REWARD VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select Reward VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select Reward VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select Reward VA contract, and may be less than the amount of total purchase payments you made under the Select Reward VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select Reward VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Select Reward VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Select Reward VA contract.

The Select Reward VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Select Reward VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SELECT REWARD VA DEATH BENEFIT IS GREATER THAN YOUR SELECT REWARD VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Select Reward VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Select Reward VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select Reward VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select Reward VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Select Reward VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 5%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select Reward VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select Reward VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select Reward VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select Reward VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES           SELECT REWARD VA                  HORIZON VA
  ------------------------           ----------------                  ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of 12    - Transfers in excess of
                               per Contract Year may be       $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.

                               - Transfers to and from the    - Transfers into and out of
                                 fixed account are subject    one subaccount in excess of
                                 to certain restrictions.       $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select Reward VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select Reward VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select Reward VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select Reward VA contracts were issued and the Select Reward VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select Reward VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select Reward VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select Reward VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select Reward VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select Reward VA and Horizon VA contracts, and transactions under the Select Reward VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                   SELECT ACCLAIM VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Acclaim Variable Annuity ("Select Acclaim VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select Acclaim VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT ACCLAIM VA
             CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT ACCLAIM VA DEATH BENEFIT IS GREATER THAN YOUR SELECT ACCLAIM VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select Acclaim VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select Acclaim VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Select Acclaim VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select Acclaim VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select Acclaim VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select Acclaim VA contract, and (3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Select Acclaim

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of Maximum Annuity Date, Life Expectancy
                   Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select Acclaim VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select Acclaim VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT ACCLAIM VA CONTRACT.

      FEES AND CHARGES               SELECT ACCLAIM VA                 HORIZON VA
      ----------------               -----------------                 ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                    $35 per year              $30 per year (deducted
                                                                        monthly)

                               Also deducted upon surrender    Waived if Contract Value(2)
                                 and waived if Accumulated         is $50,000 or more.
                                Value(1) is $75,000 or more
                                or for contracts issued to
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.20% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Select Acclaim VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select Acclaim VA contract provides a guaranteed minimum death benefit:

- Under the Select Acclaim VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select Acclaim VA and Horizon VA death benefits:

              SELECT ACCLAIM VA                                 HORIZON VA
              -----------------                                 ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT ACCLAIM VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT ACCLAIM VA DEATH BENEFIT IS GREATER THAN YOUR SELECT ACCLAIM VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select Acclaim VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select Acclaim VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select Acclaim VA contract, and may be less than the amount of total purchase payments you made under the Select Acclaim VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select Acclaim VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Select Acclaim VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Select Acclaim VA contract.

The Select Acclaim VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Select Acclaim VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SELECT ACCLAIM VA DEATH BENEFIT IS GREATER THAN YOUR SELECT ACCLAIM VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

                APPENDIX C - COMPARISON OF MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select Acclaim VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or
(2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select Acclaim VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select Acclaim VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select Acclaim VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select Acclaim VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select Acclaim VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES           SELECT ACCLAIM VA                 HORIZON VA
  ------------------------           -----------------                 ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers in excess of       - Transfers in excess of
                               12 per Contract Year may be    $250,000 per contract, per
                                 assessed of $25 charge per     day, must be requested
                                 transfer.                      through U.S. mail.

                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                               greater of: (a) 12% of total
                                gross payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (b) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select Acclaim VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select Acclaim VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select Acclaim VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select Acclaim VA contracts were issued and the Select Acclaim VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select Acclaim VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select Acclaim VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select Acclaim VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select Acclaim VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select Acclaim VA and Horizon VA contracts, and transactions under the Select Acclaim VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                 Commonwealth Annuity Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                      ADVANTAGE VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Advantage Variable Annuity ("Advantage VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Advantage VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE ADVANTAGE VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR ADVANTAGE VA DEATH BENEFIT IS GREATER THAN YOUR ADVANTAGE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Advantage VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Advantage VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Advantage VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Advantage VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Advantage VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Advantage VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

Advantage

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge and administrative expense charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge and administrative expense charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Advantage VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Advantage VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE ADVANTAGE VA CONTRACT.

      FEES AND CHARGES                 ADVANTAGE VA                    HORIZON VA
      ----------------                 ------------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.20% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.57% to 1.76% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Advantage VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Advantage VA contract provides a guaranteed minimum death benefit:

- Under the Advantage VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Advantage VA and Horizon VA death benefits:

        DEATH BENEFIT                  ADVANTAGE VA                    HORIZON VA
        -------------                  ------------                    ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Advantage VA contract):        adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant
under the Advantage VA         1.  Accumulated Value
contract):                         increased by any positive
                                   market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE ADVANTAGE VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR ADVANTAGE VA DEATH BENEFIT IS GREATER THAN YOUR ADVANTAGE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Advantage VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Advantage VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Advantage VA contract, and may be less than the amount of total purchase payments you made under the Advantage VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Advantage VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Advantage VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Advantage VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Advantage VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Advantage VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Advantage VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of an Advantage VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Advantage VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Advantage VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Advantage VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Advantage VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES             ADVANTAGE VA                    HORIZON VA
  ------------------------             ------------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          - Transfers may only be made   - Transfers in excess of
                                 to or among up to 17         $250,000 per contract, per
                                 subaccounts and the Goldman    day, must be requested
                                 Sachs VIT Money Market Fund    through U.S. mail.
                                 subaccount at any one time.  - Transfers into and out of
                                                              one subaccount in excess of
                               - Transfers in excess of 12      $50,000, per day, may need
                               per Contract Year may be         to be requested through
                                 assessed of $25 charge per     U.S. mail.
                                 transfer.                    - Transfers may be limited to
                                                              12 per contract year.
                               - Transfers to and from the
                                 fixed account are subject
                                 to certain restrictions.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 10% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Goldman
                               Sachs VIT Equity Index Fund,
                               Goldman Sachs VIT Structured
                               U.S. Equity Fund, and Goldman
                                Sachs VIT Money Market Fund
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of an Advantage VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Advantage VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Advantage VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Advantage VA contracts were issued and the Advantage VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Advantage VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Advantage VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Advantage VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Advantage VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Advantage VA and Horizon VA contracts, and transactions under the Advantage VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.